Deferred Credits (Tables)	12 Months Ended
Aug. 31, 2020
Deferred Credits [Abstract]
Disclosure of deferred credits
16. DEFERRED CREDITS

	2020	2019
	$	$
IRU prepayments	387	400
Equipment revenue	17	23
Deposit on future fibre sale	2	2
	406	425